UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

GE RSP U.S. Equity Fund Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 96.0% †
Aerospace & Defense – 1.6%
General Dynamics Corp.	162,777	$33,463,696
Hexcel Corp.	194,054	11,142,581
Raytheon Co.	181,272	33,821,730
Rockwell Collins Inc.	66,336	8,670,778
		87,098,785
Airlines – 0.5%
Alaska Air Group Inc.	165,001	12,584,626
Delta Air Lines Inc.	247,518	11,935,318
		24,519,944
Application Software – 2.0%
Adobe Systems Inc.	87,570	13,063,692	(a)
Intuit Inc.	128,669	18,289,012
salesforce.com Inc.	799,797	74,717,036	(a)
		106,069,740
Asset Management & Custody Banks – 0.7%
Ameriprise Financial Inc.	134,918	20,036,672
BlackRock Inc.	44,029	19,684,926
		39,721,598
Auto Parts & Equipment – 0.4%
BorgWarner Inc.	224,409	11,496,473
Delphi Automotive PLC	122,925	12,095,820
		23,592,293
Automotive Retail – 1.4%
AutoZone Inc.	130,401	77,602,939	(a)
Biotechnology – 5.6%
Alexion Pharmaceuticals Inc.	668,089	93,726,206	(a)
Amgen Inc.	464,672	86,638,095
Biogen Inc.	320,569	100,376,565	(a)
Vertex Pharmaceuticals Inc.	152,309	23,157,060	(a)
		303,897,926
Building Products – 0.6%
Allegion PLC	351,901	30,428,879
Cable & Satellite – 2.4%
Charter Communications Inc., Class A	145,131	52,743,508	(a)
Comcast Corp., Class A	1,139,646	43,853,578
Liberty Global PLC, Class C	1,068,565	34,942,076	(a)
		131,539,162
Communications Equipment – 0.6%
Cisco Systems Inc.	916,804	30,832,119
Consumer Finance – 0.6%
American Express Co.	241,478	21,844,100
Discover Financial Services	202,851	13,079,832
		34,923,932
Data Processing & Outsourced Services – 3.1%
PayPal Holdings Inc.	286,343	18,334,542	(a)
Visa Inc., Class A	1,395,571	146,869,892
		165,204,434
Diversified Banks – 5.3%
Bank of America Corp.	2,353,724	59,643,366
JPMorgan Chase & Co.	1,842,837	176,009,362
U.S. Bancorp	342,365	18,347,340
Wells Fargo & Co.	589,530	32,512,580
		286,512,648
Diversified Chemicals – 0.6%
DowDuPont Inc.	435,414	30,143,711
Drug Retail – 0.8%
CVS Health Corp.	183,630	14,932,792
Walgreens Boots Alliance Inc.	368,305	28,440,512
		43,373,304
Electric Utilities – 1.8%
American Electric Power Company Inc.	176,421	12,391,811
Duke Energy Corp.	106,941	8,974,489
Edison International	144,334	11,138,255
Exelon Corp.	450,553	16,972,331
NextEra Energy Inc.	189,812	27,816,948
PG&E Corp.	262,408	17,867,361
		95,161,195

	Number of Shares	Fair Value
Electrical Components & Equipment – 0.5%
Acuity Brands Inc.	75,681	$12,962,642
Rockwell Automation Inc.	70,746	12,607,644
		25,570,286
Environmental & Facilities Services – 0.4%
Republic Services Inc.	334,289	22,083,131
Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Co.	70,594	8,458,573
Financial Exchanges & Data – 1.8%
CME Group Inc.	582,797	79,073,897
S&P Global Inc.	109,484	17,113,444
		96,187,341
Footwear – 0.6%
NIKE Inc., Class B	570,834	29,597,743
Gold – 0.1%
B2Gold Corp.	1,992,477	5,578,936	(a)
Healthcare Equipment – 4.0%
Abbott Laboratories	1,008,652	53,821,671
Becton Dickinson and Co.	40,459	7,927,941
Boston Scientific Corp.	1,511,690	44,095,997	(a)
Medtronic PLC	1,248,338	97,083,246
Stryker Corp.	88,834	12,616,205
		215,545,060
Home Entertainment Software – 0.4%
Activision Blizzard Inc.	194,141	12,524,036
Electronic Arts Inc.	91,815	10,839,679	(a)
		23,363,715
Home Improvement Retail – 0.9%
Lowe’s Companies Inc.	80,900	6,467,146
The Home Depot Inc.	253,279	41,426,313
		47,893,459
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	138,590	15,280,933
Housewares & Specialties – 1.6%
Newell Brands Inc.	1,968,306	83,987,617
Hypermarkets & Super Centers – 0.4%
Wal-Mart Stores Inc.	246,912	19,293,704
Independent Power Producers & Energy Traders – 0.0% *
Calpine Corp.	174,653	2,576,132	(a)
Industrial Conglomerates – 1.1%
Honeywell International Inc.	238,737	33,838,582
Roper Technologies Inc.	107,956	26,276,491
		60,115,073
Industrial Machinery – 2.2%
Ingersoll-Rand PLC	690,598	61,580,624
Xylem Inc.	952,372	59,647,058
		121,227,682
Insurance Brokers – 0.4%
Marsh & McLennan Companies Inc.	240,306	20,140,046
Integrated Oil & Gas – 2.4%
Chevron Corp.	369,130	43,372,775
Exxon Mobil Corp.	1,022,872	83,855,047
		127,227,822
Integrated Telecommunication Services – 0.5%
Verizon Communications Inc.	520,926	25,780,628
Internet & Direct Marketing Retail – 2.8%
Amazon.com Inc.	108,777	104,572,769	(a)
Netflix Inc.	43,137	7,822,895	(a)
The Priceline Group Inc.	20,532	37,590,396	(a)
		149,986,060
Internet Software & Services – 6.0%
Alphabet Inc., Class A	124,559	121,285,589	(a)
Alphabet Inc., Class C	73,224	70,229,871	(a)
Facebook Inc., Class A	779,510	133,194,874	(a)
		324,710,334
Investment Banking & Brokerage – 3.4%
The Charles Schwab Corp.	1,802,622	78,846,686
The Goldman Sachs Group Inc.	441,238	104,657,241
		183,503,927

GE RSP U.S. Equity Fund Schedule of Investments	September 30, 2017 (Unaudited)

	Number of Shares	Fair Value
IT Consulting & Other Services – 0.5%
Accenture PLC, Class A	109,922	$14,847,165
International Business Machines Corp.	89,200	12,941,136
		27,788,301
Life & Health Insurance – 0.5%
MetLife Inc.	221,882	11,526,770
Prudential Financial Inc.	161,059	17,123,793
		28,650,563
Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific Inc.	72,243	13,668,376
Managed Healthcare – 0.6%
UnitedHealth Group Inc.	166,652	32,638,794
Metal & Glass Containers – 0.3%
Ball Corp.	367,479	15,176,883
Movies & Entertainment – 1.3%
The Walt Disney Co.	443,282	43,694,307
Time Warner Inc.	282,099	28,901,042
		72,595,349
Multi-Line Insurance – 0.2%
The Hartford Financial Services Group Inc.	237,581	13,169,115
Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	312,431	57,274,851	(a)
Multi-Utilities – 0.9%
Dominion Energy Inc.	71,215	5,478,570
Sempra Energy	367,698	41,965,373
		47,443,943
Oil & Gas Equipment & Services – 1.3%
Schlumberger Ltd.	975,190	68,029,254
Oil & Gas Exploration & Production – 2.4%
Antero Resources Corp.	957,115	19,046,589	(a)
Cimarex Energy Co.	153,278	17,423,110
Noble Energy Inc.	952,138	27,002,634
Pioneer Natural Resources Co.	362,358	53,462,299
Range Resources Corp.	702,383	13,745,635
		130,680,267
Packaged Foods & Meats – 1.4%
Mondelez International Inc., Class A	1,197,853	48,704,703
The Kraft Heinz Co.	377,720	29,292,186
		77,996,889
Paper Packaging – 0.2%
Packaging Corporation of America	94,780	10,869,370
Pharmaceuticals – 4.8%
Allergan PLC	521,577	106,897,206
Pfizer Inc.	4,310,623	153,889,241
		260,786,447
Property & Casualty Insurance – 0.3%
The Allstate Corp.	184,910	16,995,078
Railroads – 0.5%
Union Pacific Corp.	231,129	26,804,030
Regional Banks – 1.8%
First Republic Bank	785,099	82,011,441
The PNC Financial Services Group Inc.	128,383	17,302,177
		99,313,618
Restaurants – 1.0%
Chipotle Mexican Grill Inc.	17,197	5,293,752	(a)

	Number of Shares	Fair Value
McDonald’s Corp.	172,648	$27,050,489
Starbucks Corp.	395,827	21,259,868
		53,604,109
Semiconductor Equipment – 2.0%
Applied Materials Inc.	1,853,235	96,535,011
Lam Research Corp.	71,283	13,190,206
		109,725,217
Semiconductors – 2.2%
Broadcom Ltd.	383,724	93,068,419
Intel Corp.	369,214	14,059,669
QUALCOMM Inc.	266,872	13,834,645
		120,962,733
Soft Drinks – 2.3%
PepsiCo Inc.	1,124,049	125,252,780
Specialized REITs – 0.6%
American Tower Corp.	240,187	32,828,759
Specialty Chemicals – 0.8%
Albemarle Corp.	164,967	22,486,652
GCP Applied Technologies Inc.	122,852	3,771,556	(a)
The Sherwin-Williams Co.	41,554	14,877,994
		41,136,202
Specialty Stores – 0.2%
Signet Jewelers Ltd.	69,059	4,595,877
Ulta Salon Cosmetics & Fragrance Inc.	22,318	5,045,207	(a)
		9,641,084
Steel – 0.1%
ArcelorMittal	273,643	7,049,044	(a)
Systems Software – 3.9%
Microsoft Corp.	2,278,062	169,692,838
Oracle Corp.	836,880	40,463,148
		210,155,986
Technology Hardware, Storage & Peripherals – 3.9%
Apple Inc.	1,273,566	196,281,992
Hewlett Packard Enterprise Co.	837,582	12,320,831
		208,602,823
Tobacco – 1.1%
Philip Morris International Inc.	509,809	56,593,897
Trading Companies & Distributors – 1.3%
United Rentals Inc.	506,450	70,264,873	(a)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	177,583	10,949,768	(a)
Total Common Stock (Cost $4,180,607,797)		5,175,379,214
Short-Term Investments – 3.9%
Time Deposit – 3.9%
State Street Corp.
0.12% 10/02/17
(Cost $211,269,498)	$211,269,498	211,269,498	(b,c)
Total Investments (Cost $4,391,877,295)		5,386,648,712
Other Assets and Liabilities, net – 0.1%		6,432,313

NET ASSETS – 100.0%		$5,393,081,025

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.

GE RSP U.S. Equity Fund Schedule of Investments	September 30, 2017 (Unaudited)

†	Percentages are based on net assets as of September 30, 2017.
*	Less than 0.05%.

Abbreviation:

REIT            Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Corp.	39,432,643	39,432,643	20,875,199,444	20,703,362,589	—	—	211,269,498	$211,269,498	73,864

TOTAL		$39,432,643	$20,875,199,444	$20,703,362,589	$—	$—		$211,269,498	$73,864

The following table presents the Fund’s investment measured at fair value on a recurring basis at September 30, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$5,175,379,214	$—	$—	$5,175,379,214
	Short-Term Investments	—	211,269,498	—	211,269,498

	Total Investments in Securities	$5,175,379,214	$211,269,498	$—	$5,386,648,712

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2017.

Income Taxes

As of September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP U.S. Equity Fund	$4,391,877,295	$1,067,637,675	$(72,866,258)	$994,771,417

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund General Electric RSP Income Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President, GE RSP Funds

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President, GE RSP Funds

Date: November 21, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen Treasurer, GE RSP Funds

Date: November 21, 2017